FAIR VALUE OF FINANCIAL INSTRUMENTS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
FAIR VALUE OF FINANCIAL INSTRUMENTS
Investments at Fair Value	$ 20,087,500	$ 14,098,675	$ 6,667,897
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net change in unrealized appreciation attributable to Level 3 investments still held		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		0	0
Short-Term Non-banking Loans
FAIR VALUE OF FINANCIAL INSTRUMENTS
Investments at Fair Value	18,075,000	11,650,000	2,789,000
Common Stock
FAIR VALUE OF FINANCIAL INSTRUMENTS
Investments at Fair Value		436,175	3,300,000
Preferred Stock
FAIR VALUE OF FINANCIAL INSTRUMENTS
Investments at Fair Value	1,200,000	1,200,000	300,000
Other Equity
FAIR VALUE OF FINANCIAL INSTRUMENTS
Investments at Fair Value	812,500	812,500	278,897
Level 1
FAIR VALUE OF FINANCIAL INSTRUMENTS
Investments at Fair Value		436,175	3,300,000
Level 1 | Common Stock
FAIR VALUE OF FINANCIAL INSTRUMENTS
Investments at Fair Value		436,175	3,300,000
Level 3
FAIR VALUE OF FINANCIAL INSTRUMENTS
Investments at Fair Value	20,087,500	13,662,500	3,367,897
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net change in unrealized appreciation attributable to Level 3 investments still held	0	0
Level 3 | Short-Term Non-banking Loans
FAIR VALUE OF FINANCIAL INSTRUMENTS
Investments at Fair Value	18,075,000	11,650,000	2,789,000
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	11,650,000	2,789,000
Purchases and other adjustments to cost	7,025,000	24,765,333	7,543,000
Sales and redemptions	(600,000)	(15,904,333)	(4,754,000)
Balance at the end	$ 18,075,000	$ 11,650,000	$ 2,789,000
Level 3 | Short-Term Non-banking Loans | Interest rate | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Interest rate	12	12	14
Level 3 | Short-Term Non-banking Loans | Interest rate | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Interest rate	48	44	44
Level 3 | Preferred Stock
FAIR VALUE OF FINANCIAL INSTRUMENTS
Investments at Fair Value	$ 1,200,000	$ 1,200,000	$ 300,000
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	1,200,000	300,000	300,000
Purchases and other adjustments to cost		900,000
Balance at the end	1,200,000	1,200,000	300,000
Level 3 | Other Equity
FAIR VALUE OF FINANCIAL INSTRUMENTS
Investments at Fair Value	812,500	812,500	278,897
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	812,500	278,897	534,200
Net change in unrealized appreciation			486,018
Purchases and other adjustments to cost		812,500
Sales and redemptions		(278,897)	(91,313)
Net realized loss			(650,008)
Balance at the end	$ 812,500	$ 812,500	$ 278,897